Share capital	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share capital

Note 19. Share capital

	Common shares	Series A preference shares	Series B preference shares	Series C preference shares
Number of shares in issue as of January 1, 2024	40,626,609	20,762,302	24,173,854	11,936,984
Shares issued during the year	51,231	-	-	3,198,506
Number of shares in issue as of December 31, 2024	40,677,840	20,762,302	24,173,854	15,135,490
Shares issued during the year	6,362,890	-	-	8,303,032
Number of shares in issue as of December 31, 2025	47,040,730	20,762,302	24,173,854	23,438,522

All shares are authorized, issued and fully paid. Each class of shares has a nominal value of SEK 0.004585 per share.

Series A preference shares include shares that take precedence over common shares to receive the distribution for an amount that is equal to the higher of (i) the subscription price paid and (ii) the amount that holders of Series A preference shares would have received for such shares had the shares been converted into common shares.

Series B preference shares include shares that take precedence over Series A preference shares and common shares to receive the distribution for an amount that is equal to the higher of (i) the subscription price paid and (ii) the amount that holders of Series B preference shares, would have received for such shares had the shares been converted into common shares.

Series C preference shares include shares that take precedence over Series A preference shares, Series B preference shares and common shares to receive the distribution for an amount that is equal to the higher of (i) the subscription price paid and (ii) the amount that holders of Series C preference shares, would have received for such shares had the shares been converted into common shares.